Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Salary and welfare payables	148,337	124,137
Accrued marketing expenses	16,133	120,269
Accrued rental expenses	33,693	51,087
Accrued service fees (1)	13,595	94,789
Other tax liabilities	9,915	29,872
Advanced deposits (2)	6,081	6,650
Refund liability (3)	2,452	6,625
Payables for leasehold improvement and intangible assets	2,180	4,911
American Depositary Receipt commission - within one year	—	3,482
Payables to educational institutions (4)	—	6,024
Payables for share repurchase	—	857
Other payables	3,514	6,581
	235,900	455,284

(1)	The balance represented accrued expenses for outsourced service providers and other professional services.

(2)

Advanced deposits consisted of (1) down payments paid by prospective students before contract signing and (2) insurance premium collected from existing students to be paid on behalf of them to contracted insurance companies.

(3)	Refund liability amounted to RMB2,452 and RMB6,625 as of December 31, 2017 and 2018, respectively, representing the estimated amounts of deferred revenue with contingency in cash refund.

(4)	The balances represented tuition fees collected from the students for their registrations with educational institutions.